Property and Equipment (Tables)	6 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	12/31/2019	06/30/2019	06/30/2018
	(Unaudited)
Inventory	$70,580	$-	$-
Property and Equipment	36,363	-	-
Total	$106,943	$-	$-